Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Valued-added tax recoverable	$ 1,077	$ 689
Prepaid expenses	3,225	1,478
Advance to suppliers	111	219
Others current assets	5	95
Total Prepaid expenses and other current assets	$ 4,418	$ 2,481